Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions:
(A) Loans:
The Bank has made and expects to continue to make loans to the directors, certain management and executive officers of the Company and their affiliates in the ordinary course of business, in compliance with regulatory requirements.
An analysis of loans to executive officers, certain management, and directors of the Bank and their affiliates is presented below:

Loans outstanding at January 1, 2020	$30,880
New loans and advances	10,492
Change in related party status	(3,462)
Repayments	(13,235)
Loans outstanding at December 31, 2020	$24,675

Unfunded commitments to certain executive officers, certain management and directors and their associates totaled $23,059 and $19,404 at December 31, 2020 and 2019, respectively.
(B) Deposits:
The Bank held deposits from related parties totaling $245,084 and $238,781 as of December 31, 2020 and 2019, respectively.
(C) Leases:
The Bank leases various office spaces from entities owned by certain directors of the Company under varying terms. The Company had $53 and $86 in unamortized leasehold improvements related to these leases at December 31, 2020 and 2019, respectively. These improvements are being amortized over a term not to exceed the length of the lease. Lease expense for these properties totaled $510, $509, and $516 for the years ended December 31, 2020, 2019, and 2018, respectively.
(D) Aviation time sharing agreement:
The Company is a participant to aviation time sharing agreements with entities owned by a certain director of the Company. During the years ended December 31, 2020, 2019, and 2018, the Company made payments of $161, $266 and $208, respectively, under these agreements.